Note 17- Acquisitions of Healthcare Centers, Homecare and Hospice Businesses	12 Months Ended
Dec. 31, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Note 17- Acquisitions of Healthcare Centers, Homecare and Hospice Businesses

Current Year Acquisition

At December 31, 2011, we entered into an agreement with Caris and other related agreements with Caris and Norman C. McRae ("McRae") in which we acquired an additional 7.5% limited partnership interest in Caris from McRae in exchange for $7,500,000.  The additional limited partnership interest brings our total ownership in Caris from 56.9% to 64.4% at December 31, 2011.  Among the related agreements is also an option to purchase an additional 7.5% limited partnership interest in Caris from McRae for $7,500,000 on or before December 31, 2012.  Furthermore, on January 1, 2012, NHC assigned its membership interest in Solaris Hospice to Caris in exchange for an additional 2.7% limited partnership interest.  As a result of these two agreements, NHC will be a 67.1% limited partner of Caris effective January 1, 2012.

Prior Year Acquisitions

On December 1, 2010, we purchased certain assets and assumed certain liabilities of two 120-bed skilled nursing and rehabilitation facilities in Macon, Missouri and Osage Beach, Missouri.  The consideration we gave for the purchase was the outstanding first mortgage bonds of the centers that were held by us.  The first mortgage bonds had a face value of approximately $4,500,000 but had previously been written down.  Therefore, as a result of acquiring the properties, we recorded a recovery of assets in the amount of $3,563,000 as of December 31, 2010. The recovery of assets is classified as non-operating income in the consolidated statements of income.   The operating results of the two facilities have been included in the consolidated financial statements since December 1, 2010, the acquisition date.

Also on December 1, 2010, we entered into an operating agreement to lease a 120-bed skilled nursing and rehabilitation facility in Springfield, Missouri.  The terms of the lease include a ten year lease and include five additional, five year lease options as well as a purchase option.  Although we signed an operating agreement to lease the facility, the lease and financial consideration given was structured in a way such that the owner of the real estate is considered a variable interest entity for which we have determined NHC to be the primary beneficiary.  Therefore, in accordance with ASC Topic 810, Consolidation, we have recorded the real property of the facility, as well as the operating results, in our consolidated financial statements effective December 1, 2010 and for the year ended December 31, 2011.  We recorded financial assets in the amount of $4,500,000 for land, building and improvements related to the real property.  See Note 18 for additional disclosure regarding the variable interest entity.

On May 1, 2010, we purchased for $14,850,000 in cash certain assets and assumed certain liabilities of three homecare programs located in South Carolina.  The three homecare programs are licensed in five South Carolina counties.  ASC Topic 805, Business Combinations, states the purchase price should be allocated based upon the fair value of the identifiable assets acquired and liabilities assumed with the excess of the fair value of the consideration provided over the fair value of the identifiable assets and liabilities recorded as goodwill.  As a result of the acquisition, we recorded $14,342,000 as goodwill, all of which is expected to be fully deductible as amortized for income tax purposes.  The operating results of the three homecare programs have been included in the consolidated financial statements since May 1, 2010, the acquisition date.

The operating results for the acquisitions described above are included in the consolidated statements of income from their respective acquisition dates.  Pro forma disclosures related to the acquisitions are not material.